Income Tax - Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 238	$ 226	$ 313
Additions based on tax positions related to the current year	43	34	38
Additions for tax positions of prior years	13	1
Reduction for tax positions of prior years	(9)	(13)	(48)
Settlements	(2)		(48)
Prepayment	(4)		(3)
Reductions due to lapse of statute of limitations		(4)	(1)
Foreign currency translation	31	(6)	(25)
Balance at end of year	$ 310	$ 238	$ 226